Employee compensation and benefits - Average number of persons employed by HSBC during the year by geographical region (Details) - employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Average number of employees	218,271	220,928	227,552
Average number of temporary employees	6,147	6,390	7,207
HSBC UK Bank plc
Disclosure of geographical areas [line items]
Average number of employees	19,841	20,034	20,415
HSBC Bank plc
Disclosure of geographical areas [line items]
Average number of employees	10,210	11,456	14,809
The Hongkong and Shanghai Banking Corporation Limited
Disclosure of geographical areas [line items]
Average number of employees	52,756	54,478	54,321
HSBC Bank Middle East Limited
Disclosure of geographical areas [line items]
Average number of employees	3,424	3,344	3,316
HSBC North America Holdings Inc.
Disclosure of geographical areas [line items]
Average number of employees	5,680	5,928	6,046
HSBC Bank (Singapore) Limited
Disclosure of geographical areas [line items]
Average number of employees	0	758	4,354
Grupo Financiero HSBC, S. A. de C. V.
Disclosure of geographical areas [line items]
Average number of employees	13,382	13,928	14,412
Other trading entities2
Disclosure of geographical areas [line items]
Average number of employees	5,419	8,393	9,247
Holding companies, shared service centres and intra-Group eliminations
Disclosure of geographical areas [line items]
Average number of employees	107,559	102,609	100,632